SUPPLEMENTAL GUARANTOR INFORMATION FOR THE NEW NOTES (Details) (USD $)	Jun. 30, 2013 First Preferred Ship Mortgage Notes due 2021 [Member]	May 28, 2013 First Preferred Ship Mortgage Notes due 2021 [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, 2014 [Member]
Debt Instrument [Line Items]
Face amount of debt instrument	$ 200,000	$ 200,000	$ 180,000
Interest Rate (in hundredths)	8.875%		9.00%